Shareholder Report, Line Graph (Details) - USD ($)		1 Months Ended	3 Months Ended	6 Months Ended	12 Months Ended		33 Months Ended	44 Months Ended	80 Months Ended	84 Months Ended	86 Months Ended	106 Months Ended	108 Months Ended	117 Months Ended	119 Months Ended	120 Months Ended
	Jun. 30, 2024	Jun. 30, 2024	Jun. 30, 2024	Jun. 30, 2024	Jun. 30, 2024	Jun. 30, 2024	Jun. 30, 2024	Jun. 30, 2024	Jun. 30, 2024	Jun. 30, 2024	Jun. 30, 2024	Jun. 30, 2024	Jun. 30, 2024	Jun. 30, 2024	Jun. 30, 2024	Jun. 30, 2024	May 31, 2024	Apr. 30, 2024	Mar. 31, 2024	Feb. 29, 2024	Jan. 31, 2024	Dec. 31, 2023	Dec. 20, 2023	Sep. 30, 2023	Jun. 30, 2023	Jun. 21, 2023	Mar. 31, 2023	Dec. 31, 2022	Oct. 11, 2022	Sep. 30, 2022	Jun. 30, 2022	Mar. 31, 2022	Dec. 31, 2021	Oct. 04, 2021	Sep. 30, 2021	Jun. 30, 2021	Mar. 31, 2021	Dec. 31, 2020	Nov. 02, 2020	Sep. 30, 2020	Sep. 09, 2020	Jun. 30, 2020	Jun. 30, 2019	Jun. 30, 2018	Oct. 24, 2017	Jun. 30, 2017	Jun. 21, 2017	Apr. 17, 2017	Jun. 30, 2016	Aug. 19, 2015	Jul. 07, 2015	Jun. 30, 2015	Sep. 30, 2014	Jul. 31, 2014	Jul. 01, 2014	Jun. 30, 2014
C000116524
Account Value [Line Items]
Line Graph and Table Measure Name						Victory US 500 Enhanced Volatility Wtd Index Fund
Account Value	$ 19,135	$ 19,135	$ 19,135	$ 19,135	$ 19,135	$ 19,135	$ 19,135	$ 19,135	$ 19,135	$ 19,135	$ 19,135	$ 19,135	$ 19,135	$ 19,135	$ 19,135	$ 19,135									$ 18,130						$ 18,283					$ 20,147						$ 14,594	$ 13,676	$ 13,678		$ 12,126			$ 10,199			$ 9,983				$ 9,427
C000116526
Account Value [Line Items]
Line Graph and Table Measure Name						Victory US 500 Enhanced Volatility Wtd Index Fund
Account Value	19,085	19,085	19,085	19,085	19,085	$ 19,085	19,085	19,085	19,085	19,085	19,085	19,085	19,085	19,085	19,085	19,085									18,083						18,236					20,254						14,786	13,955	14,058		12,577			10,650			10,501				10,000
C000116527
Account Value [Line Items]
Account Value	20,799	20,799	20,799	20,799	20,799	$ 20,799	20,799	20,799	20,799	20,799	20,799	20,799	20,799	20,799	20,799	20,799									19,656						19,775					21,737						15,703	14,681	14,646		12,965			10,872			10,616				10,000
C000116490
Account Value [Line Items]
Line Graph and Table Measure Name						Victory Market Neutral Income Fund
Account Value	12,320	12,320	12,320	12,320	12,320	$ 12,320	12,320	12,320	12,320	12,320	12,320	12,320	12,320	12,320	12,320	12,320									11,798						11,655					11,538						11,275	10,706	10,496		9,961			9,508			9,272				9,425
C000116492
Account Value [Line Items]
Line Graph and Table Measure Name						Victory Market Neutral Income Fund
Account Value	12,298	12,298	12,298	12,298	12,298	$ 12,298	12,298	12,298	12,298	12,298	12,298	12,298	12,298	12,298	12,298	12,298									11,777						11,634					11,599						11,439	10,937	10,808		10,328			9,929			9,758				10,000
C000116493
Account Value [Line Items]
Account Value	13,474	13,474	13,474	13,474	13,474	13,474	13,474	13,474	13,474	13,474	13,474	13,474	13,474	13,474	13,474	13,474									12,864						12,651					12,486						12,167	11,501	11,248		10,650			10,132			9,859				10,000
C000219860
Account Value [Line Items]
Account Value	11,067	11,067	11,067	11,067	11,067	11,067	11,067	11,067	11,067	11,067	11,067	11,067	11,067	11,067	11,067	11,067			$ 10,862			$ 11,212		$ 10,880	10,590		$ 10,528	$ 10,226		$ 10,040	10,428	$ 10,594	$ 10,510		$ 10,346	10,305	$ 10,349	$ 10,187	$ 10,000
C000221407
Account Value [Line Items]
Account Value	11,659	11,659	11,659	11,659	11,659	11,659	11,659	11,659	11,659	11,659	11,659	11,659	11,659	11,659	11,659	11,659			11,938			10,871		9,813	10,477		10,244	9,581		8,887	9,152	11,480	13,468		12,827	13,526	12,405	12,455		$ 10,353	$ 10,000
C000230775
Account Value [Line Items]
Account Value	11,379	11,379	11,379	11,379	11,379	11,379	11,379	11,379	11,379	11,379	11,379	11,379	11,379	11,379	11,379	11,379			12,135			11,173		9,891	10,510		9,883	9,241		8,490	8,677	10,190	11,486	$ 10,000
C000243210
Account Value [Line Items]
Account Value	12,535	12,535	12,535	12,535	12,535	12,535	12,535	12,535	12,535	12,535	12,535	12,535	12,535	12,535	12,535	12,535			13,098			11,416		10,419	10,159	$ 10,000
C000243212
Account Value [Line Items]
Account Value	10,483	10,483	10,483	10,483	10,483	10,483	10,483	10,483	10,483	10,483	10,483	10,483	10,483	10,483	10,483	10,483	$ 10,800	$ 10,266	10,899	$ 10,300	$ 9,980	10,131	$ 10,000
C000230774
Account Value [Line Items]
Account Value	9,431	9,431	9,431	9,431	9,431	9,431	9,431	9,431	9,431	9,431	9,431	9,431	9,431	9,431	9,431	9,431			9,397			9,379		8,811	9,037		9,056	8,732		8,543	8,880	9,405	9,985	10,000
C000230773
Account Value [Line Items]
Account Value	9,090	9,090	9,090	9,090	9,090	9,090	9,090	9,090	9,090	9,090	9,090	9,090	9,090	9,090	9,090	9,090			9,077			9,078		8,360	8,619		8,637	8,303		8,003	8,463	9,194	9,975	10,000
C000238316
Account Value [Line Items]
Account Value	15,221	15,221	15,221	15,221	15,221	$ 15,221	15,221	15,221	15,221	15,221	15,221	15,221	15,221	15,221	15,221	15,221			14,550			13,218		11,999	12,510		11,543	10,684	$ 10,000
S&P 500 Total Return Index
Account Value [Line Items]
Line Graph and Table Measure Name						S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 8px; font-weight: 400; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left;">®</sup> Index
Account Value	33,521	33,521	33,521	33,521	33,521	$ 33,521	33,521	33,521	33,521	33,521	33,521	33,521	33,521	33,521	33,521	33,521									26,912						22,503					25,175						17,881	16,633	15,064		13,170			11,171			10,742				10,000
S&P 500 Total Return Index
Account Value [Line Items]
Line Graph and Table Measure Name						S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 8px; font-weight: 400; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left;">®</sup> Index
Account Value	33,521	33,521	33,521	33,521	33,521	$ 33,521	33,521	33,521	33,521	33,521	33,521	33,521	33,521	33,521	33,521	33,521									26,912						22,503					25,175						17,881	16,633	15,064		13,170			11,171			10,742				10,000
S&P 500 Total Return Index
Account Value [Line Items]
Line Graph and Table Measure Name						S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 8px; font-weight: 400; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left;">®</sup> Index
Account Value	33,521	33,521	33,521	33,521	33,521	$ 33,521	33,521	33,521	33,521	33,521	33,521	33,521	33,521	33,521	33,521	33,521									26,912						22,503					25,175						17,881	16,633	15,064		13,170			11,171			10,742				10,000
Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name						Bloomberg U.S. Aggregate Bond Index
Account Value	11,430	11,430	11,430	11,430	11,430	$ 11,430	11,430	11,430	11,430	11,430	11,430	11,430	11,430	11,430	11,430	11,430									11,137						11,243					12,533						12,575	11,564	10,720		10,763			10,797			10,186				10,000
Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name						Bloomberg U.S. Aggregate Bond Index
Account Value	11,430	11,430	11,430	11,430	11,430	$ 11,430	11,430	11,430	11,430	11,430	11,430	11,430	11,430	11,430	11,430	11,430									11,137						11,243					12,533						12,575	11,564	10,720		10,763			10,797			10,186				10,000
Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name						Bloomberg U.S. Aggregate Bond Index
Account Value	11,430	11,430	$ 11,430	11,430	11,430	$ 11,430	11,430	11,430	11,430	11,430	11,430	11,430	11,430	11,430	11,430	11,430									11,137						11,243					12,533						12,575	11,564	10,720		10,763			10,797			10,186				10,000
Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name			Bloomberg U.S. Aggregate Bond Index			Bloomberg U.S. Aggregate Bond Index
S&P 500 Total Return Index
Account Value [Line Items]
Line Graph and Table Measure Name						S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 8px; font-weight: 400; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left;">®</sup> Index
Account Value	33,292	33,292	$ 33,292	33,292	33,292	$ 33,292	33,292	33,292	33,292	33,292	33,292	33,292	33,292	33,292	33,292	33,292									26,729						22,350					25,004						17,759	16,519	14,961		13,081			11,095			10,669			$ 10,000
Russell 3000 Index
Account Value [Line Items]
Line Graph and Table Measure Name						Russell 3000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 8px; font-weight: 400; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left;">®</sup> Index
Account Value	29,114	29,114	29,114	29,114	29,114	$ 29,114	29,114	29,114	29,114	29,114	29,114	29,114	29,114	29,114	29,114	29,114									23,646						19,878					23,078						16,008	15,027	13,789		12,013			10,137		$ 10,000
MSCI EAFE Index
Account Value [Line Items]
Line Graph and Table Measure Name						MSCI EAFE Index
Account Value	16,192	16,192	16,192	16,192	16,192	$ 16,192	16,192	16,192	16,192	16,192	16,192	16,192	16,192	16,192	16,192	16,192									14,517						12,223					14,864						11,231	11,838	11,712		10,962			9,115	$ 10,000
S&P 500 Total Return Index
Account Value [Line Items]
Line Graph and Table Measure Name						S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 8px; font-weight: 400; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left;">®</sup> Index
Account Value	30,922	30,922	30,922	30,922	30,922	$ 30,922	30,922	30,922	30,922	30,922	30,922	30,922	30,922	30,922	30,922	30,922									24,826						20,759					23,224						16,495	15,343	13,896		12,150			10,305		10,000
Russell 3000 Index
Account Value [Line Items]
Line Graph and Table Measure Name						Russell 3000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 8px; font-weight: 400; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left;">®</sup> Index
Account Value	29,114	29,114	29,114	29,114	29,114	$ 29,114	29,114	29,114	29,114	29,114	29,114	29,114	29,114	29,114	29,114	29,114									23,646						19,878					23,078						16,008	15,027	13,789		12,013			10,137		10,000
MSCI EAFE Index
Account Value [Line Items]
Line Graph and Table Measure Name						MSCI EAFE Index
Account Value	16,192	16,192	16,192	16,192	16,192	$ 16,192	16,192	16,192	16,192	16,192	16,192	16,192	16,192	16,192	16,192	16,192									14,517						12,223					14,864						11,231	11,838	11,712		10,962			9,115	10,000
S&P 500 Total Return Index
Account Value [Line Items]
Line Graph and Table Measure Name						S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 8px; font-weight: 400; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left;">®</sup> Index
Account Value	26,369	26,369	26,369	26,369	26,369	$ 26,369	26,369	26,369	26,369	26,369	26,369	26,369	26,369	26,369	26,369	26,369									21,170						17,702					19,804						14,066	13,084	11,850		10,360		$ 10,000
S&P 500 Total Return Index
Account Value [Line Items]
Line Graph and Table Measure Name						S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 8px; font-weight: 400; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left;">®</sup> Index
Account Value	25,332	25,332	25,332	25,332	25,332	$ 25,332	25,332	25,332	25,332	25,332	25,332	25,332	25,332	25,332	25,332	25,332									20,338						17,005					19,025						13,513	12,569	11,384		9,953	$ 10,000
S&P 500 Total Return Index
Account Value [Line Items]
Line Graph and Table Measure Name						S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 8px; font-weight: 400; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left;">®</sup> Index
Account Value	33,292	33,292	33,292	33,292	33,292	$ 33,292	33,292	33,292	33,292	33,292	33,292	33,292	33,292	33,292	33,292	33,292									26,729						22,350					25,004						17,759	16,519	14,961		13,081			11,095			10,669			10,000
Russell 1000 Index
Account Value [Line Items]
Line Graph and Table Measure Name						Russell 1000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 8px; font-weight: 400; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left;">®</sup> Index
Account Value	32,279	32,279	32,279	32,279	32,279	$ 32,279	32,279	32,279	32,279	32,279	32,279	32,279	32,279	32,279	32,279	32,279									26,057						21,830					25,103						17,545	16,324	14,838		12,954			10,976			10,663			10,000
MSCI All-Country World Index
Account Value [Line Items]
Line Graph and Table Measure Name						MSCI All Country World Index
Account Value	22,750	22,750	22,750	22,750	22,750	$ 22,750	22,750	22,750	22,750	22,750	22,750	22,750	22,750	22,750	22,750	22,750									19,057						16,354					19,411						13,938	13,650	12,909		11,658			9,815			10,195		$ 10,000
MSCI EAFE Index
Account Value [Line Items]
Line Graph and Table Measure Name						MSCI EAFE Index
Account Value	16,239	16,239	$ 16,239	16,239	16,239	$ 16,239	16,239	16,239	16,239	16,239	16,239	16,239	16,239	16,239	16,239	16,239									14,560						12,259					14,908						11,264	11,873	11,746		10,994			9,141			10,176	$ 10,000
S&P 500 Total Return Index
Account Value [Line Items]
Line Graph and Table Measure Name			S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index			S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 8px; font-weight: 400; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left;">®</sup> Index
Account Value	17,042	17,042	$ 17,042	17,042	17,042	$ 17,042	17,042	17,042	17,042	17,042	17,042	17,042	17,042	17,042	17,042	17,042			16,342			14,782		13,235	13,683		12,583	11,705		10,882	11,441	13,636	14,294		12,874	12,800	11,792	11,106		9,903	10,000
Russell 3000 Index
Account Value [Line Items]
Line Graph and Table Measure Name			Russell 3000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index			Russell 3000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 8px; font-weight: 400; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left;">®</sup> Index
Account Value	12,650	12,650	$ 12,650	12,650	12,650	$ 12,650	12,650	12,650	12,650	12,650	12,650	12,650	12,650	12,650	12,650	12,650			12,256			11,140		9,940	10,274		9,479	8,844		8,252	8,637	10,369	10,947	10,000
Russell 1000 Index
Account Value [Line Items]
Line Graph and Table Measure Name			Russell 1000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index			Russell 1000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 8px; font-weight: 400; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left;">®</sup> Index
Account Value	12,638	$ 12,638	$ 12,638	$ 12,638	12,638	$ 12,638	12,638	12,638	12,638	12,638	12,638	12,638	12,638	12,638	12,638	12,638			12,203			11,064		9,881	10,202	10,000
Russell 3000 Index
Account Value [Line Items]
Line Graph and Table Measure Name		Russell 3000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index		Russell 3000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 8px; font-weight: 400; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left;">®</sup> Index
Account Value	11,540	$ 11,540	11,540	$ 11,540	11,540	$ 11,540	11,540	11,540	11,540	11,540	11,540	11,540	11,540	11,540	11,540	11,540	11,193	10,688	11,180	10,831	10,275	10,162	10,000
Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name						Bloomberg U.S. Aggregate Bond Index
Account Value	10,548	10,548	10,548	10,548	10,548	$ 10,548	10,548	10,548	10,548	10,548	10,548	10,548	10,548	10,548	10,548	10,548									10,278						10,375					11,565						11,604	10,671	9,893	$ 10,000
Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name						Bloomberg U.S. Aggregate Bond Index
Account Value	10,548	10,548	$ 10,548	10,548	10,548	$ 10,548	10,548	10,548	10,548	10,548	10,548	10,548	10,548	10,548	10,548	10,548									10,278						10,375					11,565						11,604	10,671	9,893	10,000
Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name			Bloomberg U.S. Aggregate Bond Index			Bloomberg U.S. Aggregate Bond Index
Account Value	9,099	9,099	$ 9,099	9,099	9,099	$ 9,099	9,099	9,099	9,099	9,099	9,099	9,099	9,099	9,099	9,099	9,099			9,093			9,164		8,579	8,865		8,941	8,684		8,524	8,949	9,390	9,982	10,000
Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name			Bloomberg U.S. Aggregate Bond Index			Bloomberg U.S. Aggregate Bond Index
Account Value	9,099	9,099	$ 9,099	9,099	9,099	$ 9,099	9,099	9,099	9,099	9,099	9,099	9,099	9,099	9,099	9,099	9,099			9,093			9,164		8,579	8,865		8,941	8,684		8,524	8,949	9,390	9,982	10,000
Russell 1000 Index
Account Value [Line Items]
Line Graph and Table Measure Name						Russell 1000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 8px; font-weight: 400; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left;">®</sup> Index
Account Value	23,375	23,375	23,375	23,375	23,375	$ 23,375	23,375	23,375	23,375	23,375	23,375	23,375	23,375	23,375	23,375	23,375									18,869						15,808					18,178						12,705	11,821	10,745	10,000
Russell 3000 Index
Account Value [Line Items]
Line Graph and Table Measure Name						Russell 3000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 8px; font-weight: 400; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left;">®</sup> Index
Account Value	22,737	22,737	22,737	22,737	22,737	$ 22,737	22,737	22,737	22,737	22,737	22,737	22,737	22,737	22,737	22,737	22,737									18,467						15,524					18,024						12,502	11,736	10,768	10,000
MSCI All-Country World Index
Account Value [Line Items]
Line Graph and Table Measure Name						MSCI All Country World Index
Account Value	18,232	18,232	18,232	18,232	18,232	$ 18,232	18,232	18,232	18,232	18,232	18,232	18,232	18,232	18,232	18,232	18,232									15,273						13,106					15,556						11,170	10,940	10,345	10,000
MSCI All-Country World Index
Account Value [Line Items]
Line Graph and Table Measure Name						MSCI All Country World Index
Account Value	18,232	18,232	$ 18,232	18,232	18,232	$ 18,232	18,232	18,232	18,232	18,232	18,232	18,232	18,232	18,232	18,232	18,232									15,273						13,106					15,556						11,170	10,940	10,345	10,000
S&P 500 Total Return Index
Account Value [Line Items]
Line Graph and Table Measure Name			S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index			S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 8px; font-weight: 400; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left;">®</sup> Index
Account Value	15,639	15,639	$ 15,639	15,639	15,639	$ 15,639	15,639	15,639	15,639	15,639	15,639	15,639	15,639	15,639	15,639	15,639			14,997			13,565		12,145	12,556		11,546	10,741	10,000
CEMP US Large Cap 500 Long/Cash Volatility Weighted Index
Account Value [Line Items]
Line Graph and Table Measure Name						Nasdaq Victory US Large Cap 500 Long/Cash Volatility Weighted Index
Account Value	22,617	22,617	22,617	22,617	22,617	$ 22,617	22,617	22,617	22,617	22,617	22,617	22,617	22,617	22,617	22,617	22,617									21,205						21,126					23,044						16,543	15,329	15,167		13,324			11,089			10,746				10,000
CEMP US Large Cap 500 Long/Cash Volatility Weighted Index
Account Value [Line Items]
Line Graph and Table Measure Name						Nasdaq Victory US Large Cap 500 Long/Cash Volatility Weighted Index
Account Value	22,617	22,617	22,617	22,617	22,617	$ 22,617	22,617	22,617	22,617	22,617	22,617	22,617	22,617	22,617	22,617	22,617									21,205						21,126					23,044						16,543	15,329	15,167		13,324			11,089			10,746				10,000
CEMP US Large Cap 500 Long/Cash Volatility Weighted Index
Account Value [Line Items]
Line Graph and Table Measure Name						Nasdaq Victory US Large Cap 500 Long/Cash Volatility Weighted Index
Account Value	22,617	22,617	22,617	22,617	22,617	$ 22,617	22,617	22,617	22,617	22,617	22,617	22,617	22,617	22,617	22,617	$ 22,617									21,205						21,126					23,044						16,543	15,329	15,167		13,324			11,089			10,746				10,000
FTSE 3-Month U.S. Treasury Bill Index
Account Value [Line Items]
Line Graph and Table Measure Name						FTSE 3-Month U.S. Treasury Bill Index										FTSE 3-Month U.S. Treasury Bill Index
Account Value	11,640	11,640	11,640	11,640	11,640	$ 11,640	11,640	11,640	11,640	11,640	11,640	11,640	11,640	11,640	11,640	$ 11,640									11,018						10,620					10,600						10,591	10,429	10,195		10,062			10,016			10,002				10,000
Bloomberg US Treasury Bellwethers 3-Month Index
Account Value [Line Items]
Line Graph and Table Measure Name						Bloomberg U.S. Treasury Bellwethers 3-Month Index
Account Value	11,654	11,654	11,654	11,654	11,654	$ 11,654	11,654	11,654	11,654	11,654	11,654	11,654	11,654	11,654	11,654	$ 11,654									11,050						10,651					10,634						10,623	10,451	10,213		10,075			10,025			10,003				10,000
FTSE 3-Month U.S. Treasury Bill Index
Account Value [Line Items]
Line Graph and Table Measure Name						FTSE 3-Month U.S. Treasury Bill Index										FTSE 3-Month U.S. Treasury Bill Index
Account Value	11,640	11,640	11,640	11,640	11,640	$ 11,640	11,640	11,640	11,640	11,640	11,640	11,640	11,640	11,640	11,640	$ 11,640									11,018						10,620					10,600						10,591	10,429	10,195		10,062			10,016			10,002				10,000
Bloomberg US Treasury Bellwethers 3-Month Index
Account Value [Line Items]
Line Graph and Table Measure Name						Bloomberg U.S. Treasury Bellwethers 3-Month Index
Account Value	11,654	11,654	11,654	11,654	11,654	$ 11,654	11,654	11,654	11,654	11,654	11,654	11,654	11,654	11,654	11,654	$ 11,654									11,050						10,651					10,634						10,623	10,451	10,213		10,075			10,025			10,003				10,000
FTSE 3-Month U.S. Treasury Bill Index
Account Value [Line Items]
Line Graph and Table Measure Name						FTSE 3-Month U.S. Treasury Bill Index										FTSE 3-Month U.S. Treasury Bill Index
Account Value	11,640	11,640	11,640	11,640	11,640	$ 11,640	11,640	11,640	11,640	11,640	11,640	11,640	11,640	11,640	11,640	$ 11,640									11,018						10,620					10,600						10,591	10,429	10,195		10,062			10,016			10,002				10,000
Bloomberg US Treasury Bellwethers 3-Month Index
Account Value [Line Items]
Line Graph and Table Measure Name						Bloomberg U.S. Treasury Bellwethers 3-Month Index
Account Value	11,654	11,654	$ 11,654	11,654	11,654	$ 11,654	11,654	$ 11,654	11,654	11,654	11,654	11,654	11,654	11,654	11,654	11,654									11,050						10,651					10,634						10,623	10,451	10,213		10,075			10,025			10,003				$ 10,000
FTSE 3-Month U.S. Treasury Bill Index
Account Value [Line Items]
Line Graph and Table Measure Name			FTSE 3-Month U.S. Treasury Bill Index			FTSE 3-Month U.S. Treasury Bill Index		FTSE 3-Month U.S. Treasury Bill Index
Account Value	10,985	10,985	$ 10,985	10,985	10,985	$ 10,985	10,985	$ 10,985	10,985	10,985	10,985	10,985	10,985	10,985	10,985	10,985			10,837			10,690		10,542	10,399		10,270	10,156		10,068	10,024	10,009	10,006		10,005	10,004	10,003	10,002	$ 10,000
Bloomberg US Treasury Bellwethers 3-Month Index
Account Value [Line Items]
Line Graph and Table Measure Name			Bloomberg U.S. Treasury Bellwethers 3-Month Index			Bloomberg U.S. Treasury Bellwethers 3-Month Index
CEMP US Large Cap 500 Volatility Weighted Index
Account Value [Line Items]
Line Graph and Table Measure Name						Nasdaq Victory US Large Cap 500 Volatility Weighted Index
Account Value	26,937	26,937	$ 26,937	26,937	26,937	$ 26,937	26,937	26,937	26,937	26,937	26,937	26,937	$ 26,937	26,937	26,937	26,937									23,740						21,009					22,915						16,023	16,319	15,078		13,246			11,024			10,683			10,000
CEMP US Small Cap 500 Volatility Weighted Index
Account Value [Line Items]
Line Graph and Table Measure Name						Nasdaq Victory US Small Cap 500 Volatility Weighted Index							Nasdaq Victory US Small Cap 500 Volatility Weighted Index
Account Value	22,384	22,384	22,384	22,384	22,384	$ 22,384	22,384	22,384	22,384	22,384	22,384	22,384	$ 22,384	22,384	22,384	22,384									19,749						18,070					20,395						12,410	13,905	14,450		12,440			9,930		10,000
Russell 2000 Index
Account Value [Line Items]
Line Graph and Table Measure Name						Russell 2000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 8px; font-weight: 400; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left;">®</sup> Index
Account Value	18,564	18,564	18,564	18,564	18,564	$ 18,564	18,564	18,564	18,564	18,564	18,564	$ 18,564	18,564	18,564	18,564	18,564									16,868						15,020					20,079						12,393	13,272	13,726		11,675			9,370		10,000
CEMP International 500 Volatility Weighted Index
Account Value [Line Items]
Line Graph and Table Measure Name						Nasdaq Victory International 500 Volatility Weighted Index						Nasdaq Victory International 500 Volatility Weighted Index
Account Value	15,527	15,527	15,527	15,527	15,527	$ 15,527	15,527	15,527	15,527	15,527	15,527	$ 15,527	$ 15,527	15,527	15,527	15,527									14,306						12,616					14,985						11,274	12,125	12,054		11,179			9,399	10,000
CEMP US Large Cap High Dividend 100 Volatility Weighted Index
Account Value [Line Items]
Line Graph and Table Measure Name						Nasdaq Victory US Large Cap High Dividend 100 Volatility Weighted Index							Nasdaq Victory US Large Cap High Dividend 100 Volatility Weighted Index
Account Value	24,075	24,075	24,075	24,075	24,075	$ 24,075	24,075	24,075	24,075	24,075	24,075	24,075	$ 24,075	24,075	24,075	24,075									21,372						21,120					19,934						13,431	15,370	14,226		12,857			11,103		10,000
Russell 1000 Value
Account Value [Line Items]
Line Graph and Table Measure Name						Russell 1000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 8px; font-weight: 400; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left;">®</sup> Value Index
Account Value	21,055	21,055	21,055	21,055	21,055	$ 21,055	21,055	21,055	21,055	21,055	21,055	21,055	$ 21,055	21,055	21,055	21,055									18,624						16,697					17,919						12,471	13,680	12,613		11,813			10,225		10,000
CEMP US Small Cap High Dividend 100 Volatility Weighted Index
Account Value [Line Items]
Line Graph and Table Measure Name						Nasdaq Victory US Small Cap High Dividend 100 Volatility Weighted Index							Nasdaq Victory US Small Cap High Dividend 100 Volatility Weighted Index
Account Value	21,602	21,602	21,602	21,602	21,602	$ 21,602	21,602	21,602	21,602	21,602	21,602	21,602	$ 21,602	21,602	21,602	21,602									19,910						19,504					21,506						12,596	14,560	14,623		12,389			10,448		10,000
Russell 2000 Value Index
Account Value [Line Items]
Line Graph and Table Measure Name						Russell 2000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 8px; font-weight: 400; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left;">®</sup> Value Index
Account Value	18,235	18,235	18,235	18,235	18,235	$ 18,235	18,235	18,235	18,235	18,235	18,235	$ 18,235	18,235	18,235	18,235	18,235									16,443						15,512					18,528						10,693	12,957	13,819		12,218			9,786		$ 10,000
CEMP International High Dividend 100 Volatility Weighted Index
Account Value [Line Items]
Line Graph and Table Measure Name						Nasdaq Victory International High Dividend 100 Volatility Weighted Index						Nasdaq Victory International High Dividend 100 Volatility Weighted Index
Account Value	14,198	14,198	14,198	14,198	14,198	$ 14,198	14,198	14,198	14,198	14,198	$ 14,198	$ 14,198	14,198	14,198	14,198	14,198									13,038						11,587					12,237						8,990	11,050	10,935		10,591			9,072	$ 10,000
Nasdaq Victory Dividend Accelerator Total Return Index
Account Value [Line Items]
Line Graph and Table Measure Name						Nasdaq Victory Dividend Accelerator Index					Nasdaq Victory Dividend Accelerator Index
Account Value	22,221	22,221	22,221	22,221	22,221	$ 22,221	22,221	22,221	22,221	$ 22,221	$ 22,221	22,221	22,221	22,221	22,221	22,221									20,732						18,169					18,952						13,954	13,604	11,521		10,310		$ 10,000
Nasdaq Victory US Multi-Factor Minimum Volatility Index
Account Value [Line Items]
Line Graph and Table Measure Name						Nasdaq Victory US Multi-Factor Minimum Volatility Index				Nasdaq Victory US Multi-Factor Minimum Volatility Index
Account Value	21,432	21,432	21,432	21,432	21,432	$ 21,432	21,432	21,432	21,432	$ 21,432	21,432	21,432	21,432	21,432	21,432	$ 21,432									18,844						16,586					16,864						13,287	13,008	11,322		9,947	$ 10,000
CEMP US Large Cap 500 Long/Cash Volatility Weighted Index
Account Value [Line Items]
Line Graph and Table Measure Name						Nasdaq Victory US Large Cap 500 Long/Cash Volatility Weighted Index										Nasdaq Victory US Large Cap 500 Long/Cash Volatility Weighted Index
Account Value	22,484	22,484	22,484	22,484	22,484	$ 22,484	22,484	22,484	22,484	22,484	22,484	22,484	22,484	22,484	22,484	$ 22,484									21,081						21,002					22,908						16,446	15,239	15,078		13,246			11,024			10,683			10,000
CEMP US Large Cap High Div 100 Long/Cash Volatility Weighted
Account Value [Line Items]
Line Graph and Table Measure Name						Nasdaq Victory US Large Cap High Dividend 100 Long/Cash Volatility Weighted Index										Nasdaq Victory US Large Cap High Dividend 100 Long/Cash Volatility Weighted Index
Account Value	23,994	23,994	23,994	23,994	23,994	$ 23,994	23,994	23,994	23,994	23,994	23,994	23,994	23,994	23,994	23,994	$ 23,994									22,522						24,798					23,405						16,371	15,475	15,176		13,715			11,844			10,439			10,000
Russell 1000 Value
Account Value [Line Items]
Line Graph and Table Measure Name						Russell 1000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 8px; font-weight: 400; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left;">®</sup> Value Index
Account Value	21,939	21,939	21,939	21,939	21,939	$ 21,939	21,939	21,939	21,939	21,939	21,939	21,939	21,939	21,939	$ 21,939	21,939									19,405						17,397					18,671						12,994	14,254	13,142		12,308			10,654			10,358			$ 10,000
CEMP US Small Cap 500 Long/Cash Volatility Weighted Index
Account Value [Line Items]
Line Graph and Table Measure Name						Nasdaq Victory US Small Cap 500 Long/Cash Volatility Weighted Index									Nasdaq Victory US Small Cap 500 Long/Cash Volatility Weighted Index
Account Value	17,292	17,292	17,292	17,292	17,292	$ 17,292	17,292	17,292	17,292	17,292	17,292	17,292	17,292	17,292	$ 17,292	17,292									17,410						17,888					19,337						12,302	11,651	14,334		12,341			9,850			11,359		10,000
Russell 2000 Index
Account Value [Line Items]
Line Graph and Table Measure Name						Russell 2000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 8px; font-weight: 400; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left;">®</sup> Index
Account Value	20,945	20,945	20,945	20,945	20,945	$ 20,945	20,945	20,945	20,945	20,945	20,945	20,945	20,945	$ 20,945	20,945	20,945									19,031						16,946					22,654						13,982	14,974	15,486		13,172			10,572			11,335		$ 10,000
CEMP International 500 Long/Cash Volatility Weighted Index
Account Value [Line Items]
Line Graph and Table Measure Name						Nasdaq Victory International 500 Long/Cash Volatility Weighted Index								Nasdaq Victory International 500 Long/Cash Volatility Weighted Index
Account Value	11,779	11,779	11,779	11,779	11,779	$ 11,779	11,779	11,779	11,779	11,779	11,779	11,779	11,779	$ 11,779	11,779	11,779									11,363						10,470					11,727						9,001	10,483	10,652		$ 9,879			$ 8,711			$ 10,253	$ 10,000
Nasdaq Next 50 ETF - Market
Account Value [Line Items]
Account Value	11,660	11,660	$ 11,660	11,660	11,660	$ 11,660	$ 11,660	11,660	11,660	11,660	11,660	11,660	11,660	11,660	11,660	11,660			11,940			10,871		9,818	10,474		10,236	9,579		8,892	9,146	11,481	13,466		$ 12,839	13,519	$ 12,412	$ 12,459		$ 10,353	$ 10,000
Nasdaq Q-50 Index
Account Value [Line Items]
Line Graph and Table Measure Name			Nasdaq Q-50<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index			Nasdaq Q-50<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 8px; font-weight: 400; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left;">®</sup> Index
Russell MidCap Index
Account Value [Line Items]
Line Graph and Table Measure Name			Russell Midcap<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index			Russell Midcap<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 9px; font-weight: 400; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: justify;">®</sup> Index	Russell Midcap<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 8px; font-weight: 400; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left;">®</sup> Index
Account Value	10,811	10,811	$ 10,811	10,811	10,811	$ 10,811	$ 10,811	10,811	10,811	10,811	10,811	10,811	10,811	10,811	10,811	10,811			11,185			10,299		9,129	9,577		9,142	8,786		8,047	8,334	10,022	10,626	10,000
THB Mid Cap ETF - Market
Account Value [Line Items]
Account Value	11,384	11,384	11,384	11,384	11,384	11,384	11,384	11,384	11,384	11,384	11,384	11,384	11,384	11,384	11,384	11,384			12,133			11,173		9,898	10,513		9,885	9,249		8,493	8,683	10,204	11,497	10,000
VictoryShares Free Cash Flow ETF - Market
Account Value [Line Items]
Account Value	12,537	12,537	$ 12,537	12,537	$ 12,537	$ 12,537	12,537	12,537	12,537	12,537	12,537	12,537	12,537	12,537	12,537	12,537			13,106			11,421		10,423	10,158	10,000
Victory U.S. Large Cap Free Cash Flow Index
Account Value [Line Items]
Line Graph and Table Measure Name			Victory U.S. Large Cap Free Cash Flow Index			Victory U.S. Large Cap Free Cash Flow Index
Russell 1000 Value
Account Value [Line Items]
Line Graph and Table Measure Name			Russell 1000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Value Index		Russell 1000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 8px; font-weight: 400; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left;">®</sup> Value Index
Account Value	11,512	11,512	$ 11,512	11,512	$ 11,512	$ 11,512	11,512	11,512	11,512	11,512	11,512	11,512	11,512	11,512	11,512	11,512			11,767			10,796		9,860	10,182	$ 10,000
VictoryShares Small Cap Free Cash Flow ETF - Market
Account Value [Line Items]
Account Value	10,484	$ 10,484	10,484	$ 10,484	10,484	10,484	10,484	10,484	10,484	10,484	10,484	10,484	10,484	10,484	10,484	10,484	10,807	10,271	10,896	10,291	9,982	10,136	10,000
Victory US Small Cap Free Cash Flow Index
Account Value [Line Items]
Line Graph and Table Measure Name		Victory U.S. Small Cap Free Cash Flow Index		Victory U.S. Small Cap Free Cash Flow Index
Russell 2000 Index
Account Value [Line Items]
Line Graph and Table Measure Name		Russell 2000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index		Russell 2000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 8px; font-weight: 400; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left;">®</sup> Index
Account Value	10,407	$ 10,407	10,407	$ 10,407	10,407	$ 10,407	10,407	10,407	$ 10,407	10,407	10,407	10,407	10,407	10,407	10,407	10,407	$ 10,504	$ 10,003	10,760	$ 10,388	$ 9,832	10,230	$ 10,000
Bloomberg Barclays 1-3 Year Credit Index
Account Value [Line Items]
Line Graph and Table Measure Name						Bloomberg 1-3 Year Credit Index			Bloomberg 1-3 Year Credit Index
Account Value	11,421	11,421	11,421	11,421	11,421	$ 11,421	11,421	11,421	$ 11,421	11,421	11,421	11,421	11,421	11,421	11,421	11,421									10,812						10,664					11,076						10,933	10,480	9,999	10,000
Core Plus Intermediate Bond ETF - Market
Account Value [Line Items]
Account Value	9,448	9,448	9,448	9,448	9,448	9,448	9,448	9,448	9,448	9,448	9,448	9,448	9,448	9,448	9,448	9,448			9,412			9,379		8,829	9,059		9,074	8,753		8,563	8,904	9,420	9,996	10,000
Corporate Bond ETF - Market
Account Value [Line Items]
Account Value	9,103	9,103	$ 9,103	9,103	9,103	9,103	$ 9,103	9,103	9,103	9,103	9,103	9,103	9,103	9,103	9,103	9,103			9,094			9,078		8,374	8,635		8,659	8,326		8,016	8,492	9,199	9,982	10,000
Bloomberg Barclays U.S. Corporate Index
Account Value [Line Items]
Line Graph and Table Measure Name			Bloomberg U.S. Corporate Bond Index				Bloomberg U.S. Corporate Bond Index
Account Value	$ 9,097	9,097	$ 9,097	9,097	9,097	$ 9,097	$ 9,097	9,097	$ 9,097	9,097	9,097	9,097	9,097	9,097	9,097	9,097			9,105			9,141		8,425	8,694		8,719	8,424		$ 8,128	8,561	$ 9,231	$ 10,000	$ 10,000
Bloomberg Barclays U.S. Government/Credit Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Government/Credit Bond Index
Nasdaq Victory US Value Momentum Index
Account Value [Line Items]
Line Graph and Table Measure Name						Nasdaq Victory US Value Momentum Index			Nasdaq Victory US Value Momentum Index
Account Value	$ 17,022	17,022	17,022	17,022	17,022	$ 17,022	17,022	17,022	$ 17,022	17,022	17,022	17,022	17,022	17,022	17,022	17,022									14,254						13,045					13,991						9,488	10,530	10,346	10,000
Nasdaq US 500 Large Cap Index
Account Value [Line Items]
Line Graph and Table Measure Name						Nasdaq US 500 Large Cap Index
Account Value	23,844	23,844	23,844	23,844	23,844	$ 23,844	23,844	23,844	$ 23,844	23,844	23,844	23,844	23,844	23,844	23,844	23,844									19,093						15,934					18,266						12,928	11,870	10,721	10,000
Nasdaq Victory US Small Mid Cap Value Momentum Index
Account Value [Line Items]
Line Graph and Table Measure Name						Nasdaq Victory US Small Mid Cap Value Momentum Index			Nasdaq Victory US Small Mid Cap Value Momentum Index
Account Value	17,402	17,402	17,402	17,402	17,402	$ 17,402	17,402	17,402	$ 17,402	17,402	17,402	17,402	17,402	17,402	17,402	17,402									14,712						13,031					15,333						9,531	10,471	10,873	10,000
Nasdaq US 1300 Small Mid Cap Index
Account Value [Line Items]
Line Graph and Table Measure Name						Nasdaq US 1300 Small Mid Cap Index
Account Value	17,487	17,487	17,487	17,487	17,487	$ 17,487	17,487	17,487	$ 17,487	17,487	17,487	17,487	17,487	17,487	17,487	17,487									15,520						13,272					16,787						10,388	11,073	11,029	10,000
Nasdaq Victory International Value Momentum Index
Account Value [Line Items]
Line Graph and Table Measure Name						Nasdaq Victory International Value Momentum Index			Nasdaq Victory International Value Momentum Index
Account Value	12,047	12,047	12,047	12,047	12,047	$ 12,047	12,047	12,047	$ 12,047	12,047	12,047	12,047	12,047	12,047	12,047	12,047									10,540						9,309					11,060						8,299	9,449	9,809	10,000
Nasdaq DM Ex United States Large Mid Cap Index
Account Value [Line Items]
Line Graph and Table Measure Name						Nasdaq DM Ex United States Large Mid Cap Index
Account Value	13,748	13,748	13,748	13,748	13,748	$ 13,748	13,748	13,748	$ 13,748	13,748	13,748	13,748	13,748	13,748	13,748	13,748									12,395						10,575					12,886						9,580	10,036	9,986	10,000
Nasdaq Victory Emerging Market Value Momentum Index
Account Value [Line Items]
Line Graph and Table Measure Name						Nasdaq Victory Emerging Market Value Momentum Index			Nasdaq Victory Emerging Market Value Momentum Index
Account Value	13,236	13,236	13,236	13,236	13,236	$ 13,236	13,236	13,236	$ 13,236	13,236	13,236	13,236	13,236	13,236	13,236	13,236									10,520						9,575					11,623						8,188	9,309	9,480	10,000
Nasdaq Emerging Market Large Mid Cap Index
Account Value [Line Items]
Line Graph and Table Measure Name						Nasdaq Emerging Market Large Mid Cap Index
Account Value	12,332	12,332	12,332	12,332	12,332	$ 12,332	12,332	12,332	12,332	12,332	12,332	12,332	12,332	12,332	12,332	12,332									10,747						$ 10,255					$ 13,215						$ 9,668	$ 10,441	$ 9,768	$ 10,000
WestEnd US Sector ETF - Market
Account Value [Line Items]
Account Value	$ 15,223	$ 15,223	$ 15,223	$ 15,223	$ 15,223	$ 15,223	$ 15,223	$ 15,223	$ 15,223	$ 15,223	$ 15,223	$ 15,223	$ 15,223	$ 15,223	$ 15,223	$ 15,223			$ 14,557			$ 13,248		$ 12,002	$ 12,505		$ 11,538	$ 10,686	$ 10,000
MSCI All-Country World Index
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI All Country World Index